Consolidated Statements of Changes of Shareholders’ (Deficit) Equity		Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Addition paid-in capital HKD ($)	Addition paid-in capital USD ($)	Accumulated other comprehensive (losses) income HKD ($)	Accumulated other comprehensive (losses) income USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)		$ 8,775		$ 91,225		$ (543,424)		$ (75,146,850)		$ (75,590,274)
BALANCE at Dec. 31, 2021		$ 8,775		91,225		(543,424)		(75,146,850)		(75,590,274)
BALANCE (in Shares) at Dec. 31, 2021 | shares	[1]	18,000,000	18,000,000
Net income								12,400,516		12,400,516
Foreign currency translation						2,514,162				2,514,162
BALANCE at Dec. 31, 2022		$ 8,775		91,225		1,970,738		(62,746,334)		(60,675,596)
BALANCE (in Shares) at Dec. 31, 2022 | shares	[1]	18,000,000	18,000,000
BALANCE (in Dollars)		$ 8,775		91,225		1,970,738		(62,746,334)		(60,675,596)
Net income								4,414,733		4,414,733
Forgiveness of related party balance				55,000,000						55,000,000
Foreign currency translation						(1,125,947)				(1,125,947)
BALANCE at Dec. 31, 2023		$ 8,775		55,091,225		844,791		(58,331,601)		(2,386,810)
BALANCE (in Shares) at Dec. 31, 2023 | shares	[1]	18,000,000	18,000,000
BALANCE (in Dollars)		$ 8,775		55,091,225		844,791		(58,331,601)		(2,386,810)
Net income								8,063,331		8,063,331	$ 1,038,059
Proceeds from initial public offering		$ 1,131		50,994,645						50,995,776
Proceeds from initial public offering (in Shares) | shares	[1]	2,320,000	2,320,000
Foreign currency translation						154,174				154,174	19,848
BALANCE at Dec. 31, 2024		$ 9,906	$ 1,275	106,085,870	$ 13,657,308	998,965	$ 128,605	(50,268,270)	$ (6,471,448)	56,826,471	7,315,740
BALANCE (in Shares) at Dec. 31, 2024 | shares	[1]	20,320,000	20,320,000
BALANCE (in Dollars)		$ 9,906	$ 1,275	$ 106,085,870	$ 13,657,308	$ 998,965	$ 128,605	$ (50,268,270)	$ (6,471,448)	$ 56,826,471	$ 7,315,740

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.